Schedule of Future Commitments and Sublease Income (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 01, 2022
Commitments and Contingencies Disclosure [Abstract]
2023	$ 565
2024	541
2025	349
Thereafter
Total future minimum lease payments	1,455
Less imputed interest	(109)
Total lease liability	$ 1,346	$ 1,800